Net investment income	9 Months Ended
Sep. 30, 2025
Investments, Debt and Equity Securities [Abstract]
Net investment income	Net investment income
Net investment income for the Insurance Solutions segment is comprised primarily of Interest income and Dividend income from common and preferred stock. The table below summarizes Net investment income:

For the years ended December 31,	2024	2023
Debt securities	$54,253	$45,634
Corporate loans	8,985	8,567
Mortgage loans	9,091	11,734
Equity securities	1,765	1,220
Other	3,740	3,956
Gross investment income:	77,834	71,111
Less:
Investment expenses	(3,196)	(1,423)
Net investment income	$74,638	$69,688

Investment income - consolidated VIEs	18,152	18,076
Net investment income - Insurance Solutions including consolidated VIEs	$92,790	$87,764
Note 5. Net investment income
Net investment income for the Insurance Solutions segment is comprised primarily of Interest income and Dividend income from common and preferred stock. The table below summarizes Net investment income:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Debt securities	$11,014	$12,645	$33,618	$37,203
Corporate loans	1,707	3,901	10,622	10,222
Derivatives	1,873	—	(1,044)	—
Mortgage loans	2,320	1,845	7,054	6,257
Equity securities	142	294	536	1,573
Other	381	940	1,118	2,495
Gross investment income:	$17,437	$19,625	$51,904	$57,750
Less:
Investment expenses	(445)	(212)	(3,283)	(1,937)
Net investment income	$16,992	$19,413	$48,621	$55,813
Investment income of consolidated VIEs	$4,129	$4,388	$11,863	$13,459
Net investment income — Insurance Solutions, including consolidated VIEs	$21,121	$23,801	$60,484	$69,272